                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4

                        PORTFOLIO AT A GLANCE
                TOP FIVE PORTFOLIO INDUSTRIES       5
                             TOP TEN HOLDINGS       5
                         CURRENT DISTRIBUTION       6
              Q&A WITH YOUR PORTFOLIO MANAGER       7
                            GLOSSARY OF TERMS      11
                      A FOCUS ON SENIOR LOANS      12

                               BY THE NUMBERS
                     YOUR TRUST'S INVESTMENTS      13
                         FINANCIAL STATEMENTS      37
                NOTES TO FINANCIAL STATEMENTS      42
               REPORT OF INDEPENDENT AUDITORS      50

                       VAN KAMPEN INVESTMENTS
               THE VAN KAMPEN FAMILY OF FUNDS      51
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      52
              TRUSTEE AND OFFICER INFORMATION      53

You have a time-tested partner in Van Kampen.

This report must be preceded or accompanied by a prospectus for the trust being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
August 20, 2002

Dear Shareholder,

Due to events in the markets and the well-publicized controversies surrounding certain companies, the recent months have been challenging for many investors.

Against this backdrop, you may be re-evaluating your investments. In this regard, your financial advisor is a particularly valuable resource. Your advisor can help you review your current asset allocation and determine whether it remains appropriate for your goals, risk tolerance and time horizon.

You also have a time-tested partner in Van Kampen. With roots extending to 1927, our legacy spans other market downturns and periods of uncertainty. While the causes of turbulence have changed, our generations of experience have taught us the enduring value of patience, discipline and long-term focus.

                  Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
OVERALL ECONOMIC ACTIVITY DURING 2002'S FIRST AND SECOND QUARTERS CONTINUED TO DEPICT A GROWING ECONOMY. GROWTH MOVED DRAMATICALLY HIGHER IN THE FIRST QUARTER AND SUBSIDED DURING THE SECOND QUARTER. MANUFACTURING AND INDUSTRIAL PRODUCTION CONTINUED TO SHOW SIGNS OF IMPROVEMENT.

CONSISTENT WITH SUCH POSITIVE DEVELOPMENTS, CONSUMER SPENDING REMAINED STRONG-- BUOYED BY RISING INCOMES AND STABILIZING UNEMPLOYMENT--WHILE GOVERNMENT AND BUSINESS EXPENDITURES ROSE THROUGHOUT MOST OF THE REPORTING PERIOD.

HOWEVER, AS JULY 2002 PROGRESSED, STATISTICAL DATA REFLECTED AN ECONOMY REACTING TO UNCERTAIN WORLD EVENTS AND DECLINING EQUITY PRICES AT HOME. BY THE END OF THE MONTH, SOME MARKET OBSERVERS SUGGESTED U.S. ECONOMIC GROWTH MIGHT TAKE A SLOWER PATH THAN ORIGINALLY PROJECTED BY THE FEDERAL RESERVE BOARD (THE FED).

AGAINST THIS BACKDROP, THE FED TOOK A WAIT-AND-SEE APPROACH AND LEFT INTEREST RATES AT 1.75 PERCENT DURING ITS REGULARLY SCHEDULED AUGUST 12 MEETING.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(June 30, 2000--June 30, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Jun 00                                                                            5.70
Sep 00                                                                            1.30
Dec 00                                                                            1.90
Mar 01                                                                            1.30
Jun 01                                                                           -1.60
Sep 01                                                                           -0.30
Dec 01                                                                            2.70
Mar 02                                                                            5.00
Jun 02                                                                            1.10

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(July 31, 2000--July 31, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Jul 00                                                                      6.50                               3.70
                                                                            6.50                               3.40
                                                                            6.50                               3.50
Oct 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Jan 01                                                                      5.50                               3.70
                                                                            5.50                               3.50
                                                                            5.00                               2.90
Apr 01                                                                      4.50                               3.30
                                                                            4.00                               3.60
                                                                            3.75                               3.20
Jul 01                                                                      3.75                               2.70
                                                                            3.50                               2.70
                                                                            3.00                               2.70
Oct 01                                                                      2.50                               2.10
                                                                            2.00                               1.90
                                                                            1.75                               1.60
Jan 02                                                                      1.75                               1.10
                                                                            1.75                               1.10
                                                                            1.75                               1.50
Apr 02                                                                      1.75                               1.60
                                                                            1.75                               1.20
                                                                            1.75                               1.10
Jul 02                                                                      1.75                               1.50

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of July 31, 2002)

-----------------------------------------------------------------------
TOTAL RETURNS AND DISTRIBUTION RATE
-----------------------------------------------------------------------
One-year total return(1)                                     -1.61%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      2.36%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       4.60%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  5.55%
-----------------------------------------------------------------------
Commencement date                                          10/04/89
-----------------------------------------------------------------------
Distribution rate(2)                                          4.15%
-----------------------------------------------------------------------
SHARE VALUATIONS
-----------------------------------------------------------------------
Net asset value                                               $8.09
-----------------------------------------------------------------------
One-year high net asset value (09/10/01)                      $8.66
-----------------------------------------------------------------------
One-year low net asset value (07/31/02)                       $8.09
-----------------------------------------------------------------------

(1) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and tender of all shares at the end of the period indicated, excluding payment of 3% imposed on most shares accepted by the Trust for repurchase within the first year and declining to 0% after the fifth year. If the early withdrawal charge was included, total return would be lower.

(2) Distribution rate is based upon the offering price of $8.10 and the current monthly dividend of $.0280 per share as of July 25, 2002.

    See the Comparative Performance section of the current prospectus. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and Trust shares, when tendered, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    An investment in senior loans is subject to certain risks such as loan defaults and illiquidity due to insufficient collateral backing. Please consult a prospectus for more information.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

TOP FIVE PORTFOLIO INDUSTRIES*(+)

(as a percentage of total assets--July 31, 2002)

Health Care                                                  6.7%
---------------------------------------------------------------------
Entertainment & Leisure                                      6.7%
---------------------------------------------------------------------
Telecommunications--Wireless                                 5.8%
---------------------------------------------------------------------
Broadcasting--Cable                                          5.4%
---------------------------------------------------------------------
Printing & Publishing                                        5.1%
---------------------------------------------------------------------

TOP TEN HOLDINGS*(+)

(as a percentage of total assets--July 31, 2002)

Charter Communications Operating, LLC                        2.5%
---------------------------------------------------------------------
Allied Waste North America, Inc.                             2.2%
---------------------------------------------------------------------
Wyndham International, Inc.                                  1.5%
---------------------------------------------------------------------
Federal-Mogul Corp.                                          1.5%
---------------------------------------------------------------------
Rite Aid Corp.                                               1.4%
---------------------------------------------------------------------
Ispat Inland                                                 1.4%
---------------------------------------------------------------------
Outsourcing Solutions                                        1.3%
---------------------------------------------------------------------
Falcon Cable Communications, LLC                             1.3%
---------------------------------------------------------------------
Kindred Healthcare, Inc.                                     1.3%
---------------------------------------------------------------------
Aladdin Gaming, LLC                                          1.3%
---------------------------------------------------------------------

* Excludes short-term investments.

(+) Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or the securities in the industries shown above. Morgan Stanley and others affiliated with it may hold positions in or may seek to perform investment-banking services for the companies listed.

CURRENT DISTRIBUTION

(July 25, 1992--July 31, 2002)

[LINE GRAPH]

                                                                VAN KAMPEN PRIME RATE INCOME
                                                                           TRUST                      3-MONTH TREASURY BILL*
                                                                ----------------------------          ----------------------
7/92                                                                        6.00                               3.24
                                                                            5.99                               2.74
                                                                            5.98                               3.14
                                                                            6.01                               2.96
                                                                            6.04                               3.08
                                                                            5.75                               2.98
12/93                                                                       5.47                               3.06
                                                                            5.72                               3.55
                                                                            6.50                               4.22
                                                                            7.00                               4.77
12/94                                                                       7.57                               5.69
                                                                            8.03                               5.87
                                                                            8.01                               5.57
                                                                            8.02                               5.41
12/95                                                                       7.54                               5.08
                                                                            7.26                               5.14
                                                                            6.80                               5.16
                                                                            7.01                               5.03
12/96                                                                       7.02                               5.17
                                                                            7.02                               5.32
                                                                            6.60                               5.17
                                                                            6.79                               5.10
12/97                                                                       7.26                               5.35
                                                                            7.52                               5.12
                                                                            6.18                               5.08
                                                                            6.82                               4.36
12/98                                                                       6.63                               4.45
                                                                            6.88                               4.48
                                                                            6.49                               4.78
                                                                            6.56                               4.85
12/99                                                                       6.59                               5.33
                                                                            7.22                               5.87
                                                                            7.57                               5.85
                                                                            8.14                               6.21
12/00                                                                       8.53                               5.90
                                                                            8.09                               4.29
                                                                            6.54                               3.66
                                                                            5.80                               2.37
12/01                                                                       4.47                               1.72
                                                                            3.93                               1.78
                                                                            3.95                               1.68
7/02                                                                        4.15                               1.69

Data provided for the trust reflects distributions that occur on the 25th of each month or the prior business day if the 25th falls on a weekend or holiday, whereas benchmark data is as of the month end.

* Source: Bloomberg

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGER OF THE VAN KAMPEN PRIME RATE INCOME TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS
AND INFLUENCED THE TRUST'S RETURN DURING THE 12 MONTHS ENDED JULY 31,
2002. HOWARD TIFFEN, MANAGING DIRECTOR, IS PRIMARILY RESPONSIBLE FOR THE DAY-TO-DAY MANAGEMENT OF THE TRUST. HE HAS MORE THAN 30 YEARS OF GLOBAL AND DOMESTIC INVESTMENT EXPERIENCE AND MANAGES, AS OF JULY 31, 2002, MORE THAN $7 BILLION IN SENIOR LOAN ASSETS. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   HOW WOULD YOU CHARACTERIZE
    THE MARKET ENVIRONMENT IN WHICH THE TRUST OPERATED DURING THE LAST 12
    MONTHS?

A   The period began with the U.S.
economy in the doldrums. The September 11 terrorist attacks made a bad situation worse, causing a sharp drop in investor confidence. Business activity came to a standstill nationwide and across industries. The market seemed to recover its footing toward the end of 2001 as investors' expectations turned to imminent recovery for the U.S. economy and, as a result, for corporate profits. The equity markets also appeared to stabilize during that time and through the first few months of 2002, which provided further support to the credit markets. The bond markets were very strong in the early part of 2002 as investors sought attractive yields in what appeared to be a stabilizing environment.

    The market suffered another reversal in the spring, when a string of high-profile accounting scandals began to seriously erode investor confidence in public companies. This reversal and the slowing U.S. economy had a depressing effect on the senior loan market. The effects of increasing corporate defaults--which have tripled over the past two years--and the worst credit market since the early 1990s pushed the pricing of a number of the trust's loans lower.

Q   HOW DID THE TRUST PERFORM?

A   For the 12-month period ended
July 31, 2002, the trust returned -1.61 percent based on net asset value (NAV), and not reflective of any early withdrawal charges. While the trust continued its uninterrupted record of monthly dividends, the total return for the year recognized a decrease in NAV from $8.61 per share on July 31, 2001 to $8.09 per share on July 31, 2002. As of July 31, 2002, approximately 98 percent of the trust's senior loan assets were priced using independent pricing services. Past performance is no guarantee of future results. As a result of recent market activity, current performance may vary from the figures shown. The return above does not reflect the imposition of any sales charges, and includes the reinvestment of dividends and capital gains. If sales charges were included, the return would be lower. Investment return and principal value will fluctuate and trust shares, when tendered, may be worth more or less than their original cost. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. For additional performance results, please refer to the chart and footnotes on page 4.

Q   HOW DID THESE FACTORS AFFECT THE
    WAY YOU MANAGED THE TRUST?

A   The past 12 months have been
difficult for the trust, which was hindered by the slow economy, high corporate default rates and steadily falling interest rates.

    Considering we are in the worst credit market since the early 1990s, we believe that the senior-secured nature of our loans is working relatively well for us. Unlike other asset classes, senior loans are differentiated because they are the first claims on the borrower which are repaid before any payments are made to subordinated bonds or equity. In most cases, senior loans are secured by substantially all the assets of the borrowing company. In addition, senior loans earn interest at a floating-rate which adjusts to current market levels every 6 weeks or so. All of these factors help to moderate the downside risks associated with this asset class. These structural advantages also help to explain the relative stability enjoyed by the asset class as compared to the equities and bonds. The floating-rate mechanism helps to mitigate interest-rate volatility and may provide a hedge in the longer run against rising rates or inflation.

    We believe that the value of collateral cannot be overemphasized since in the event of default it represents another source of repayment independent of the borrower's cash flow. However, it is not infallible. Historically, as measured in one study by the rating agency Moody's, senior loans have enjoyed recoveries in the event of default nearly three times higher than recoveries on unsecured bonds. This study showed senior loan recovery rates of about 80 percent. It is still too early to tell (recoveries can take three or more years to be realized), but we believe that recovery rates on defaults which have occurred in the last three years will be somewhat lower, by perhaps as much as 10 percent.

Q   WHAT CAN YOU TELL US ABOUT
    THE TRUST'S CREDIT QUALITY COMPARED TO THAT OF THE CORPORATE BOND MARKET?

A   It is almost impossible to compare
the trust's credit quality with that of a corporate bond fund. Senior loans and corporate bonds are different asset classes and the differences between them are probably greater than the similarities. The common theme is that lists of issuers of senior loans to leveraged companies are very similar to the list of issuers in a typical high-yield bond fund. The key differences are that the loans are senior and secured. If a company is reorganized, holders of senior-secured loans will likely fare much better than holders of junior, unsecured obligations. So although our loans are made to the same type of companies that would issue high-yield bonds, those factors dramatically differentiate the two.

Q   WHAT KIND OF RECOVERY DO YOU
    EXPECT ON DEFAULTED LOANS?

A   Investors in defaulted senior loans
have to be very patient. When a company runs into financial difficulties, it may take several months of work between the company's owners, management and senior creditors to define what is wrong and how it could be fixed. If the company's financial condition could be improved by reorganizing under the protection of the bankruptcy courts, that process may take up to 2 years or more. Once out of bankruptcy, it is not uncommon for a complete return to health to take an additional two years. As previously stated, history suggests that recoveries can run, on average, in the 70 to 80 percent range.

Q   WHAT IS YOUR OUTLOOK
    FOR THE MARKET?

A   We are optimistic that the United
States may experience a sustainable economic recovery and that inflation may remain in check. This scenario should be positive for the senior-loan asset class and allow issuers to continue to improve their balance sheets in a lower interest-rate environment. The trust is typically not adversely affected by rising interest rates. With most fixed-income funds, rising interest rates mean lower bond prices and lower returns. With senior-loan funds, however, the interest that corporations pay on bank loans readjusts soon after interest-rate changes, which means rising rates don't typically hurt such funds.

    Our long-term outlook for the senior loan asset class is positive. Corporate earnings have exhibited steady improvement and corporate default rates seem, in our view, to have peaked. We believe that the Fed's strategy will, in time, begin to favor tighter monetary policy, which could result in higher interest rates on senior loans. Furthermore, positive credit events and a stronger economy could lead to improved valuations in the senior-loan market.

    We will continue to monitor credit conditions carefully in the senior-loan sector in general and the credit quality of our portfolio in particular. In addition, we will continue to scrutinize the financial position of the trust's borrowers and uphold our strict screening process for credit approval, both for the positions owned and for potential investments.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce trust expenses, the trust attempts to eliminate duplicate mailings to the same address. The trust delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The trust's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU ARE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

DEFAULT: The failure to make required debt payments on time.

FEDERAL FUNDS RATE: The interest rate charged by one financial institution lending federal funds to another. The Federal Reserve Board adjusts the federal funds rate to affect the direction of interest rates.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

NET ASSET VALUE (NAV): The value of a trust share, calculated by deducting a trust's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding.

SECONDARY MARKET: A market where securities are traded after they are initially offered.

SENIOR LOANS: Loans or other debt instruments that are given preference to junior securities of the borrower. In the event of bankruptcy, payments to holders of senior loan obligations are given priority over payments to holders of subordinated debt, as well as shareholders of preferred and common stock. Senior loans may share priority status with other senior securities of the borrower, and such status is not a guarantee that monies to which the investor is entitled will be paid.

A FOCUS ON SENIOR LOANS

    The Prime Rate Income Trust invests primarily in adjustable rate senior loans to corporations, partnerships, and other business entities that operate in a variety of industries and geographic locations. Senior loans have a number of characteristics that, in the opinion of the trust's management team, are important to the integrity of the trust's portfolio. These are highlighted below. For more details, please refer to the prospectus.

SENIOR STANDING

    With respect to interest payments, senior loans generally have priority over other classes of loans, preferred stock, or common stocks, though they may have equal status with other securities of the borrower. This status is not a guarantee, however, that monies to which the trust is entitled will be paid. If they are not fully paid, it potentially could have a negative effect on the trust's net asset value.

COLLATERAL BACKING

    Senior loans are often secured by collateral that has been pledged by the borrower under the terms of a loan agreement. Forms of collateral include trademarks, accounts receivable or inventory, buildings, real estate, franchises, and common and preferred stock in subsidiaries and affiliates. Under certain circumstances, collateral might not be entirely sufficient to satisfy the borrower's obligations in the event of nonpayment of scheduled interest or principal, and in some instances may be difficult to liquidate on a timely basis.

    Additionally, a decline in the value of the collateral could cause the loan to become substantially undersecured, and circumstances could arise (such as bankruptcy of a borrower) that could cause the trust's security interest in the loan's collateral to be invalidated. This could potentially have a negative effect on the trust's net asset value.

CREDIT QUALITY

    Many senior loans carry provisions designed to protect the lender in certain circumstances. In addition, the variable-rate nature of the portfolio is expected to lessen the fluctuation in the trust's net asset value. However, the net asset value will still be subject to the influence of changes in the real or perceived credit quality of the loans in which the trust invests. This may occur, for example, in the event of a sudden or extreme increase in prevailing interest rates, a default in a loan in which the trust holds an interest, or a substantial deterioration in the borrower's creditworthiness. From time to time, the trust's net asset value may be more or less than at the time of the investment.

SPECIAL CONSIDERATIONS

    Under normal market conditions, the trust may invest up to 20 percent of its assets in senior loans that are not secured by any specific collateral. From time to time, the trust may hold equity positions as collateral, which may contribute to volatility in the trust's net asset value. These equity positions may or may not be traded on stock exchanges and valued daily at the market price. It is management's opinion that shareholders will generally ultimately benefit from these holdings. In addition, up to 20 percent of the trust's assets may be invested in senior loans made to non-U.S. borrowers, although these loans must be U.S.-dollar denominated and pay principal and interest in U.S. dollars. Please consult the prospectus for more information.

                                               BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

July 31, 2002
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.(1)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS  90.3%
            AEROSPACE/DEFENSE  1.9%
 $ 7,590    Aerostructures Corp.,
            Term Loan............... NR        BB-    12/31/03 to 09/06/04  $    7,544,605
   3,584    Alliant Techsystems,
            Inc., Term Loan......... Ba2       BB-    04/20/09                   3,621,127
   5,221    DeCrane Aircraft
            Holdings, Inc., Term
            Loan.................... B2        B+     09/30/05                   5,142,886
   4,169    DRS Technologies, Inc.,
            Term Loan............... Ba3       BB-    09/30/08                   4,199,764
   9,923    EG&G Technical Services,
            Inc., Term Loan......... B1        NR     08/20/07                   9,922,515
   6,251    Fairchild Corp., Term
            Loan.................... B1        B+     04/30/06                   6,157,344
     648    Integrated Defense
            Technologies, Inc., Term
            Loan.................... NR        NR     03/04/08                     650,806
   4,608    United Defense
            Industries, Inc., Term
            Loan.................... Ba3       BB-    08/13/09                   4,623,749
   5,772    Vought Aircraft
            Industries, Inc., Term
            Loan.................... NR        NR     12/31/06 to 06/30/08       5,794,534
                                                                            --------------
                                                                                47,657,330
                                                                            --------------
            AUTOMOTIVE  4.1%
   2,945    American Axle &
            Manufacturing Holdings,
            Inc., Term Loan......... Ba2       BB     04/30/06                   2,948,021
   7,233    Breed Technologies,
            Inc., Term
            Loan (a) (i)............ NR        NR     12/20/04                   6,835,609
   4,764    Citation Corp., Term
            Loan.................... NR        B+     12/01/07                   4,240,177
   5,800    Dura Operating Corp.,
            Term Loan............... Ba3       BB     12/31/08                   5,842,595
  51,102    Federal-Mogul Corp.,
            Term Loan (c)........... NR        NR     10/05/03 to 02/24/05      39,633,781

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            AUTOMOTIVE (CONTINUED)
 $ 2,996    Federal-Mogul Corp.,
            Revolving Credit
            Agreement (c)........... NR        NR     02/24/04              $    2,981,430
   9,342    Metalforming
            Technologies, Inc., Term
            Loan.................... NR        NR     06/30/06                   5,698,843
  14,625    MetoKote Corp., Term
            Loan.................... B1        B+     11/04/05                  13,747,500
     379    Oshkosh Truck Corp.,
            Term Loan............... NR        BB+    01/31/07                     381,929
  13,443    Safelite Glass Corp.,
            Term Loan............... NR        NR     09/30/07                  13,140,377
   2,494    Stoneridge, Inc., Term
            Loan.................... Ba3       BB-    04/30/08                   2,506,219
   7,828    ThermaSys Corp., Term
            Loan.................... NR        NR     08/25/07                   6,763,738
                                                                            --------------
                                                                               104,720,219
                                                                            --------------
            BANKING  0.4%
  10,080    Golden State Bancorp.,
            Term Loan............... NR        NR     12/20/02                  10,029,600
                                                                            --------------

            BEVERAGE, FOOD & TOBACCO  4.6%
  29,771    Agrilink Foods, Inc.,
            Term Loan............... B1        B+     09/30/04 to 09/30/05      29,748,285
  21,623    Aurora Foods, Inc., Term
            Loan.................... B2        B-     06/30/05 to 09/30/06      20,171,226
   5,205    B & G Foods, Inc., Term
            Loan.................... B1        B+     03/31/06                   5,202,960
     947    Cott Beverages, Inc.,
            Term Loan............... NR        BB     12/31/06                     952,076
  14,169    Dean Foods Co., Term
            Loan.................... Ba2       BB+    07/15/07 to 07/15/08      14,234,655
  12,411    Doane Pet Care Co., Term
            Loan.................... B1        B+     12/31/05 to 12/31/06      12,171,872
   1,401    Hartz Mountain Corp.,
            Term Loan............... NR        NR     12/31/07                   1,404,422
   2,253    Imperial Sugar Corp.,
            Term Loan............... NR        NR     12/31/04 to 12/31/06       1,791,310
   1,333    Interstate Brands Corp.,
            Term Loan............... Ba1       BBB-   07/19/07                   1,340,667

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 3,003    Land O' Lakes, Inc.,
            Term Loan............... Ba2       BBB-   10/10/08              $    2,796,449
   6,398    Mafco Worldwide Corp.,
            Term Loan............... NR        NR     03/31/06                   6,333,712
     499    Meow Mix Co., Term
            Loan.................... Ba3       NR     01/31/08                     502,491
   3,646    Merisant Co., Term
            Loan.................... Ba3       BB-    03/31/07                   3,675,733
   1,995    National Dairy Holdings,
            LP, Term Loan........... Ba2       BB+    04/29/09                   2,005,390
     829    New World Pasta Co.,
            Term Loan............... B1        B      01/28/06                     827,961
     960    New World Pasta Co.,
            Revolving Credit
            Agreement............... B1        B      01/28/05                     948,000
   7,000    Pinnacle Foods, Inc.,
            Term Loan............... Ba3       BB-    05/22/08                   7,070,000
   3,000    Southern Wine & Spirits
            of America, Inc., Term
            Loan.................... NR        NR     07/02/08                   3,015,939
   3,980    Weight Watchers
            International, Inc.,
            Term Loan............... Ba1       BB-    12/31/07                   4,009,850
                                                                            --------------
                                                                               118,202,998
                                                                            --------------
            BROADCASTING--CABLE  5.4%
   9,751    CC VIII Operating, LLC,
            Term Loan............... Ba3       BB+    02/02/08                   8,532,125
  75,417    Charter Communications
            Operating, LLC, Term
            Loan (j)................ Ba3       BBB-   09/18/07 to 03/18/08      65,809,529
  38,032    Falcon Cable
            Communications, LP, Term
            Loan.................... Ba3       NR     12/31/07                  34,608,718
  12,432    Frontiervision Operating
            Partners, LP, Term
            Loan (c)................ B2        D      09/30/05 to 03/31/06      10,413,368
   2,917    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (c).... B2        D      10/31/05                   2,424,603

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            BROADCASTING--CABLE (CONTINUED)
 $ 4,750    Insight Midwest
            Holdings, LLC, Term
            Loan.................... Ba3       BB+    06/30/09 to 12/31/09  $    4,521,043
   5,250    MCC Iowa, LLC, Term
            Loan.................... NR        NR     09/30/10                   5,087,250
  10,080    Olympus Cable Holdings,
            LLC, Term Loan (c)...... B2        D      09/30/10                   8,251,196
                                                                            --------------
                                                                               139,647,832
                                                                            --------------
            BROADCASTING--DIVERSIFIED  1.0%
   3,355    Clear Channel
            Communications, Inc.,
            Revolving Credit
            Agreement............... Baa3      BBB-   06/30/05                   3,270,725
   4,583    Hughes Electronics
            Corp., Term Loan........ Ba3       BB     12/05/02                   4,581,184
  14,626    Muzak Audio
            Communications, Inc.,
            Term Loan............... B2        B+     12/31/06                  14,065,537
   3,422    White Knight
            Broadcasting, Inc., Term
            Loan.................... NR        NR     03/31/03                   2,806,437
                                                                            --------------
                                                                                24,723,883
                                                                            --------------
            BROADCASTING--TELEVISION  0.3%
   2,000    Gray Communications
            Systems, Inc., Term
            Loan.................... Ba3       B+     09/30/09                   2,006,250
   6,549    Quorum Broadcasting,
            Inc., Term Loan......... NR        NR     12/31/04                   5,861,334
                                                                            --------------
                                                                                 7,867,584
                                                                            --------------
            BUILDINGS & REAL ESTATE  1.3%
  12,484    Builders FirstSource,
            Inc., Term Loan......... NR        BB-    12/30/05                  11,859,416
   9,280    Corrections Corp. of
            America, Term Loan...... B1        B+     05/31/06 to 03/31/08       9,351,536
   5,950    Macerich Co., Term
            Loan.................... NR        NR     01/26/03 to 07/26/05       5,950,000
   5,750    Ventas, Inc., Term
            Loan.................... NR        NR     04/17/07                   5,775,156
   1,131    Ventas, Inc., Revolving
            Credit Agreement........ NR        NR     04/17/05                   1,087,582
                                                                            --------------
                                                                                34,023,690
                                                                            --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            CHEMICALS, PLASTICS &
            RUBBER  3.8%
 $ 9,111    Cedar Chemicals Corp.,
            Term Loan (b) (c)....... NR        NR     10/03/03              $    2,277,738
   4,998    Foamex LP, Term Loan.... B2        BB-    06/30/05 to 06/30/06       5,001,290
   9,742    GenTek, Inc., Term
            Loan.................... Caa2      CCC    04/30/07 to 10/31/07       6,410,284
   4,596    GEO Specialty Chemicals,
            Inc., Term Loan......... B1        B+     12/31/07                   4,419,273
  16,459    Huntsman Corp., Term
            Loan.................... Caa2      NR     12/31/02 to 12/31/05      14,782,055
   9,467    Huntsman Corp.,
            Revolving Credit
            Agreement............... Caa2      NR     12/31/02                   8,188,667
  15,735    Huntsman ICI Chemicals,
            LLC, Term Loan.......... B2        B+     06/30/07 to 06/30/08      15,777,140
   4,290    Jet Plastica Industries,
            Inc., Term Loan......... NR        NR     12/31/03                   3,324,363
   1,000    Jet Plastica Industries,
            Inc., Revolving Credit
            Agreement............... NR        NR     12/31/02                     775,000
   4,553    Lyondell Chemical Co.,
            Term Loan............... Ba3       NR     05/17/06                   4,615,071
   5,000    Messer Griesheim, Term
            Loan.................... Ba3       BB     04/27/09 to 04/27/10       5,040,625
   5,827    Nutrasweet Acquisition
            Corp., Term Loan........ Ba3       NR     05/25/07 to 05/25/09       5,842,786
   5,970    OM Group, Inc., Term
            Loan.................... Ba3       BB     04/01/07                   5,984,647
   7,737    Texas Petrochemicals
            Corp., Term Loan........ B1        NR     12/31/02 to 06/30/04       7,734,206
   1,049    Texas Petrochemicals
            Corp., Revolving Credit
            Agreement............... B1        NR     12/30/02                   1,022,667
   4,802    TruSeal Technologies,
            Inc., Term Loan......... NR        NR     06/30/04                   4,721,047

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $ 9,992    United Plastics Group,
            Inc., Term Loan......... NR        NR     12/31/06              $    1,971,830
     411    West American Rubber
            Co., LLC, Term Loan..... NR        NR     11/09/03                     411,162
                                                                            --------------
                                                                                98,299,851
                                                                            --------------
            CONSTRUCTION MATERIAL  0.9%
   3,332    Brand Scaffold Services,
            Inc., Term Loan......... B1        NR     09/30/03                   3,307,347
   4,913    Dayton Superior Corp.,
            Term Loan............... Ba3       BB-    06/02/08                   4,909,742
   7,038    Flextek Components,
            Inc., Term
            Loan (b) (c)............ NR        NR     08/31/03                     126,690
   7,359    Magnatrax Corp., Term
            Loan.................... NR        NR     11/15/05                   6,389,768
   3,985    Werner Holding Co.,
            Inc., Term Loan......... Ba3       B+     11/30/04 to 11/30/05       3,960,865
   3,585    Wilmar Industries, Inc.,
            Term Loan............... NR        NR     09/29/05 to 09/29/07       3,518,156
                                                                            --------------
                                                                                22,212,568
                                                                            --------------
            CONTAINERS, PACKAGING & GLASS  4.0%
  13,751    Dr. Pepper/Seven Up
            Bottling Group, Inc.,
            Term Loan............... NR        NR     10/07/07                  13,835,190
   7,282    Fleming Packaging Corp.,
            Term Loan............... NR        NR     08/31/04                   6,335,050
  14,435    Graham Packaging Co.,
            Term Loan............... B2        B      01/31/06 to 01/31/07      14,381,906
   1,704    Impress Metal Packaging
            Holding B.V., Term
            Loan.................... NR        B      12/31/06                   1,695,169
   9,799    Kranson Industries,
            Inc., Term Loan......... NR        NR     12/31/06                   9,701,005
   4,913    LLS Corp., Term
            Loan (b) (c)............ NR        NR     07/31/06                   2,759,189
   4,889    Nexpak Corp., Term
            Loan.................... NR        NR     03/31/04                   4,253,042
  10,249    Owens-Illinois, Inc.,
            Term Loan............... NR        NR     03/31/04                  10,201,896
   6,288    Owens-Illinois, Inc.,
            Revolving Credit
            Agreement............... NR        NR     03/31/04                   6,130,019

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
 $ 4,791    Packaging Dynamics, Term
            Loan.................... NR        NR     11/20/05              $    4,719,405
   7,857    Pliant Corp., Term
            Loan.................... B2        B+     05/31/08                   7,887,589
   1,000    Riverwood International
            Corp., Term Loan........ B1        B      03/31/07                   1,003,594
   1,667    Silgan Holdings, Inc.,
            Term Loan............... Ba2       BB-    11/30/08                   1,667,708
   5,000    Stone Container Corp.,
            Term Loan............... Ba3       B+     06/30/09                   5,000,000
   6,788    Stronghaven, Inc., Term
            Loan.................... NR        NR     05/15/04                   5,430,126
   2,970    Tekni-Plex, Inc., Term
            Loan.................... B1        B+     06/21/08                   2,979,595
   3,880    U.S. Can Corp., Term
            Loan.................... B2        B      01/04/06                   3,649,234
                                                                            --------------
                                                                               101,629,717
                                                                            --------------
            DIVERSIFIED MANUFACTURING  2.9%
  25,316    Chart Industries, Inc,
            Term Loan............... NR        NR     03/31/06                  18,986,756
   2,463    EnerSys, Term Loan...... NR        NR     11/09/08                   2,474,828
     792    Graf Technology
            International, Inc.,
            Term Loan............... NR        NR     12/31/07                     794,480
  11,892    Mueller Group, Inc.,
            Term Loan............... B1        B+     05/31/08                  11,930,882
  16,785    Neenah Foundry Co., Term
            Loan.................... Caa1      B-     09/30/05                  15,861,920
   6,501    SPX Corp., Term Loan.... Ba2       BB+    09/30/04 to 03/31/10       6,501,734
   3,396    United Fixtures Co.,
            Term Loan (a)........... NR        NR     12/31/04                   3,395,671
  10,000    Walter Industries, Inc.,
            Term Loan............... NR        NR     10/15/03                   9,850,000
   5,414    Western Industries,
            Inc., Term Loan......... NR        NR     06/23/06                   3,654,731
                                                                            --------------
                                                                                73,451,002
                                                                            --------------
            ECOLOGICAL  3.0%
  60,394    Allied Waste North
            America, Inc., Term
            Loan (j)................ Ba3       BB     07/21/05 to 07/21/07      57,109,701

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            ECOLOGICAL (CONTINUED)
 $ 4,772    Casella Waste Systems,
            Inc., Term Loan......... B1        BB-    12/14/06              $    4,784,526
   4,894    Duratek, Inc., Term
            Loan.................... NR        NR     12/08/06                   4,698,410
  20,556    Safety-Kleen Corp., Term
            Loan (b) (c)............ NR        NR     04/03/05 to 04/03/06      10,263,254
                                                                            --------------
                                                                                76,855,891
                                                                            --------------
            EDUCATION & CHILD CARE  0.3%
   8,339    Kindercare Learning
            Centers, Inc., Term
            Loan.................... Ba3       B+     02/13/06                   8,109,569
                                                                            --------------

            ELECTRONICS  2.3%
   8,398    Acterna, LLC, Term
            Loan.................... NR        B      09/30/07                   5,143,957
   6,953    Amphenol Corp., Term
            Loan.................... Ba2       BB+    05/19/04 to 05/19/06       6,893,980
   4,748    Audio Visual Services
            Corp., Term Loan........ NR        NR     03/04/04 to 03/04/06       4,554,207
   2,162    Computer Associates
            International, Inc.,
            Term Loan............... Baa2      BBB+   05/26/03                   2,086,656
   1,280    Computer Associates
            International, Inc.,
            Revolving Credit
            Agreement............... Baa2      BBB+   05/26/03                   1,203,010
   9,059    General Cable Corp.,
            Term Loan............... Ba3       NR     05/25/07                   8,207,706
   3,031    Kinetic Group, Inc.,
            Term Loan............... B1        NR     02/28/06                   2,847,246
   2,207    Knowles Electronics,
            Inc., Term Loan......... B3        CCC+   06/29/07                   2,093,741
   5,529    Rowe International,
            Inc., Term Loan (a)..... NR        NR     12/31/03                           0
   5,000    Seagate Technologies,
            Inc., Term Loan......... Ba1       BB+    05/13/07                   4,991,250
     997    Semiconductor Components
            Industries, LLC, Term
            Loan.................... B2        B      08/04/06 to 08/04/07         934,308
   9,594    Stratus Technologies,
            Inc., Term Loan......... NR        NR     02/26/05                   8,154,687

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            ELECTRONICS (CONTINUED)
 $ 2,800    Veridian Corp., Term
            Loan.................... Ba3       BB-    06/10/08              $    2,818,668
  10,683    Viasystems, Inc., Term
            Loan.................... B3        CC     09/30/05 to 03/31/07       8,315,094
                                                                            --------------
                                                                                58,244,510
                                                                            --------------
            ENTERTAINMENT & LEISURE  5.6%
   2,039    American Skiing Co.,
            Term Loan............... NR        NR     05/31/06                   1,987,984
   7,587    Bally Total Fitness
            Holding Corp., Term
            Loan.................... Ba3       B+     11/10/04                   7,605,519
   2,655    Bell Sports, Inc., Term
            Loan.................... NR        NR     03/31/06 to 03/31/07       2,057,991
     863    Carmike Cinema, Term
            Loan.................... NR        NR     01/15/07                     860,899
   3,000    Festival Fun Parks, LLC,
            Term Loan............... NR        NR     06/30/07 to 12/31/07       2,990,624
  34,227    Fitness Holdings
            Worldwide, Inc., Term
            Loan.................... NR        B      11/02/06 to 11/02/07      32,344,284
   7,600    KSL Recreational Group,
            Inc., Term Loan......... Ba3       B+     04/30/05 to 04/30/06       7,582,979
   1,364    KSL Recreational Group,
            Inc., Revolving Credit
            Agreement............... Ba3       B+     04/30/04                   1,343,387
   4,988    Loews Cineplex
            Entertainment Corp.,
            Term Loan............... NR        NR     03/31/07                   4,981,265
  19,425    Metro-Goldwyn-Mayer,
            Inc., Term Loan......... NR        NR     06/30/08                  19,446,853
   1,971    Panavision, Inc., Term
            Loan.................... B3        CCC    03/31/05                   1,798,812
   9,800    Playcore Wisconsin,
            Inc., Term Loan......... NR        NR     07/01/07                   9,631,237
   1,950    Regal Cinemas, Inc.,
            Term Loan............... B1        BB-    12/31/07                   1,967,306
   6,500    Six Flags Theme Parks,
            Inc., Term Loan......... Ba2       BB-    06/30/09                   6,523,023
  25,595    Spalding Holdings Corp.,
            Term Loan (b)........... NR        NR     09/30/03 to 03/30/06      18,044,680

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            ENTERTAINMENT & LEISURE (CONTINUED)
 $10,768    Spalding Holdings Corp.,
            Revolving Credit
            Agreement (b)........... NR        NR     09/30/03              $    7,591,305
   2,677    Sportcraft, Ltd., Term
            Loan.................... NR        NR     07/31/05                   2,449,401
   1,248    Sportcraft, Ltd.,
            Revolving Credit
            Agreement............... NR        NR     07/31/05                   1,142,276
   2,176    True Temper, Inc., Term
            Loan.................... B1        BB-    09/30/05                   2,165,256
   7,065    WFI Group, Inc., Term
            Loan.................... NR        NR     07/14/04                   7,084,680
   4,873    Worldwide Sports &
            Recreation, Inc., Term
            Loan.................... NR        NR     12/31/06                   4,677,061
                                                                            --------------
                                                                               144,276,822
                                                                            --------------
            FARMING & AGRICULTURE  0.1%
   3,981    The Scotts Co., Term
            Loan.................... Ba3       BB     12/31/07                   4,005,151
                                                                            --------------

            FINANCE  4.3%
  12,900    Alliance Data Systems,
            Inc., Term Loan......... NR        NR     07/25/05                  12,787,125
  26,500    Metris Cos., Inc., Term
            Loan.................... B1        NR     06/30/03                  25,729,857
  35,645    Outsourcing Solutions,
            Term Loan............... B2        NR     12/10/05 to 12/10/06      34,613,940
  27,526    Rent-A-Center, Inc.,
            Term Loan............... Ba2       BB-    01/31/06 to 12/31/07      27,495,047
   3,990    Rent-Way, Inc., Term
            Loan.................... NR        CCC+   09/30/06                   3,889,887
   4,912    Risk Management
            Assurance Co., Term
            Loan.................... NR        NR     12/21/06                   4,893,663
                                                                            --------------
                                                                               109,409,519
                                                                            --------------
            GROCERY  0.1%
   1,575    Fleming Cos., Inc., Term
            Loan.................... Ba2       BB+    06/19/08                   1,575,657
                                                                            --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            HEALTHCARE  4.1%
 $29,000    Community Health
            Systems, Inc., Term
            Loan.................... NR        NR     07/16/10              $   29,148,625
   7,944    Genesis Health Ventures,
            Inc., Term Loan......... Ba3       BB-    03/31/07                   7,978,613
   1,520    HCA-Healthone, LLC, Term
            Loan.................... NR        BBB-   12/21/06                   1,512,876
   8,421    InteliStaf Group, Inc.,
            Term Loan............... NR        NR     10/31/05 to 10/31/07       8,397,760
  29,080    Kindred Healthcare,
            Inc., Term Loan (a)..... NR        NR     04/13/08                  29,057,849
  12,131    Magellan Health
            Services, Inc., Term
            Loan.................... B2        B      02/12/05 to 02/12/06      11,943,191
   4,000    Medical Staffing Network
            Holdings, Inc., Term
            Loan.................... NR        NR     10/26/06                   3,982,500
   8,000    Team Health, Inc., Term
            Loan.................... Ba3       B+     10/31/08                   8,045,000
   6,309    Triad Hospitals, Inc.,
            Term Loan............... Ba3       B+     09/30/08                   6,368,391
                                                                            --------------
                                                                               106,434,805
                                                                            --------------
            HEALTHCARE & BEAUTY  0.7%
   5,660    Mary Kay, Inc., Term
            Loan.................... Ba3       BB-    10/03/07                   5,675,761
  12,000    Revlon Consumer Products
            Corp., Term Loan........ B3        B      05/30/05                  11,882,496
                                                                            --------------
                                                                                17,558,257
                                                                            --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS  0.7%
   5,674    Brown Jordan
            International, Inc.,
            Term Loan............... Ba3       B      03/31/06                   5,517,778
   1,640    Formica Corp., Term
            Loan (c)................ NR        NR     04/30/06                   1,503,377
   4,513    Holmes Products Corp.,
            Term Loan............... B2        B      02/05/07                   4,151,654
   2,582    Imperial Home Decor
            Group, Inc., Term
            Loan (a)................ NR        NR     04/04/06                   2,414,303

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS (CONTINUED)
 $ 2,815    Sleepmaster, LLC, Term
            Loan (c)................ NR        NR     12/31/06              $    2,716,316
   1,970    Targus Group
            International, Inc.,
            Term Loan............... NR        NR     12/19/06                   1,802,481
                                                                            --------------
                                                                                18,105,909
                                                                            --------------
            HOTELS, MOTELS, INNS & GAMING  4.0%
  38,967    Aladdin Gaming, LLC,
            Term Loan (b) (c)....... NR        NR     02/25/05 to 02/26/08      32,633,733
   5,439    Argosy Gaming Co., Term
            Loan.................... Ba2       BB     07/31/08                   5,459,192
   6,948    Extended Stay America,
            Inc., Term Loan......... Ba3       BB-    01/15/08                   6,984,793
   1,750    Las Vegas Sands, Inc.,
            Term Loan............... NR        B+     06/04/08                   1,770,417
   3,469    Park Place Entertainment
            Corp., Revolving Credit
            Agreement............... NR        BBB-   12/31/03                   3,406,604
  12,511    Scientific Games Corp.,
            Term Loan............... Ba3       B+     09/30/07                  12,577,896
  47,372    Wyndham International,
            Inc., Term Loan......... NR        B-     06/30/04 to 06/30/06      39,964,566
                                                                            --------------
                                                                               102,797,201
                                                                            --------------
            INSURANCE  1.5%
   5,000    Alea Group Holdings,
            Term Loan............... NR        BBB-   03/31/04                   4,987,500
  16,450    BRW Acquisition, Inc.,
            Term Loan............... NR        NR     07/10/06 to 07/10/07      15,709,750
   2,333    Hilb, Rogal & Hamilton
            Co., Term Loan.......... Ba3       BB-    06/30/07                   2,339,167
  11,655    White Mountains
            Insurance Group, Ltd.,
            Term Loan............... NR        NR     03/16/06 to 03/31/07      11,690,043
   2,736    Willis Corroon, Inc.,
            Term Loan............... Ba2       BB     11/19/06 to 11/19/07       2,725,674
                                                                            --------------
                                                                                37,452,134
                                                                            --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            MACHINERY  2.4%
 $10,393    Alliance Laundry
            Holdings, LLC, Term
            Loan.................... B1        B      06/30/05              $   10,380,010
   8,740    Ashtead Group, PLC, Term
            Loan.................... NR        NR     06/01/07                   8,455,550
   8,214    Dresser, Inc., Term
            Loan.................... Ba3       BB-    04/10/09                   8,263,573
   8,500    Flowserve Corp., Term
            Loan.................... Ba3       BB-    06/30/09                   8,471,312
  10,566    Gleason Corp., Term
            Loan.................... NR        NR     02/18/06 to 02/18/08      10,525,644
   2,500    Terex Corp., Term Loan.. Ba3       BB-    06/29/09                   2,481,250
  12,813    United Rentals (North
            America), Inc., Term
            Loan.................... Ba3       BB+    08/31/07                  12,864,557
                                                                            --------------
                                                                                61,441,896
                                                                            --------------
            MEDICAL PRODUCTS & SERVICES  3.9%
   6,037    Alliance Imaging, Inc.,
            Term Loan............... B1        B+     06/10/08                   6,049,889
     866    American Home Patient,
            Term Loan (c)........... NR        NR     12/31/02                     662,200
   6,221    Conmed Corp., Term
            Loan.................... Ba3       BB-    12/30/04                   6,178,921
  21,015    Dade Behring, Inc., Term
            Loan.................... NR        NR     06/30/05 to 06/30/07      21,435,636
   1,250    Dade Behring, Inc.,
            Revolving Credit........ NR        NR     06/30/05                   1,275,000
  17,820    DaVita, Inc., Term
            Loan.................... Ba3       BB-    03/31/09                  17,886,906
  16,437    Kinetics Concepts, Inc.,
            Term Loan............... Ba3       B      12/31/04 to 12/31/05      16,424,264
   6,714    Medical Specialities
            Group, Inc., Term
            Loan (b) (g)............ NR        NR     06/30/01 to 06/30/04       2,920,432
   8,995    Mediq/PRN Life Support
            Services, Inc., Term
            Loan.................... NR        NR     06/13/05                   8,297,595
   4,831    National Medical Care,
            Inc., Term Loan......... Ba1       BB     09/30/03                   4,770,174
   4,924    National Nephrology
            Associates, Inc., Term
            Loan.................... B1        B+     12/31/05                   4,887,500

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            MEDICAL PRODUCTS & SERVICES (CONTINUED)
 $ 2,244    Rotech Healthcare, Inc.,
            Term Loan............... Ba2       BB     03/31/08              $    2,246,245
   6,617    Unilab Corp., Term
            Loan.................... B1        BB-    11/23/06                   6,650,188
                                                                            --------------
                                                                                99,684,950
                                                                            --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  2.3%
  14,641    Carmeuse Lime, Inc.,
            Term Loan............... NR        NR     03/31/06                   9,370,276
   7,426    CII Carbon, LLC, Term
            Loan.................... NR        NR     06/25/08                   5,940,617
   7,217    Fairmount Minerals,
            Ltd., Term Loan......... NR        NR     02/28/05                   7,157,529
  51,128    Ispat Inland, Term
            Loan.................... Caa2      B-     07/16/05 to 07/16/06      36,045,302
                                                                            --------------
                                                                                58,513,724
                                                                            --------------
            NATURAL RESOURCES  0.5%
  15,000    Ocean Rig ASA--
            (Norway), Term Loan..... B3        NR     06/01/08                  13,125,000
                                                                            --------------

            NON-DURABLE CONSUMER PRODUCTS  1.0%
   8,213    Accessory Network Group,
            Inc., Term Loan......... NR        NR     06/30/03                   3,490,514
  10,867    American Marketing
            Industries, Inc., Term
            Loan (b)................ NR        NR     04/01/04                   5,433,382
   5,873    Arena Brands, Inc., Term
            Loan.................... NR        NR     06/02/03                   5,558,185
     667    Arena Brands, Inc.,
            Revolving Credit
            Agreement............... NR        NR     06/02/03                     624,283
   5,645    Danka Business Systems
            PLC, Term Loan.......... NR        NR     03/31/04                   5,600,497
   1,429    Danka Business Systems
            PLC, Revolving Credit
            Agreement............... NR        NR     03/31/04                   1,401,190
   3,150    Playtex Products, Inc.,
            Term Loan............... Ba3       BB-    05/31/09                   3,157,875
                                                                            --------------
                                                                                25,265,926
                                                                            --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            PAPER & FOREST PRODUCTS  0.2%
 $ 2,448    Bear Island Paper Co.,
            LLC, Term Loan.......... B3        B-     12/31/05              $    2,411,754
   2,963    Port Townsend Paper
            Corp., Term Loan........ NR        NR     03/16/07                   2,895,844
                                                                            --------------
                                                                                 5,307,598
                                                                            --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.4%
   7,880    Coinmach Laundry Corp.,
            Term Loan............... B1        BB-    07/25/09                   7,938,115
   4,677    DIMAC Holdings, Inc.,
            Term Loan (b) (c)....... NR        NR     09/30/02 to 12/31/05         514,446
   2,633    DIMAC Marketing
            Partners, Inc., Term
            Loan (b) (c)............ NR        NR     01/01/05                     289,631
     370    DIMAC Marketing
            Partners, Inc.,
            Revolving Credit
            Agreement (b) (c)....... NR        NR     07/01/03                      40,754
  10,946    Encompass Service Corp.,
            Term Loan............... B2        B      02/22/06 to 05/10/07       6,841,541
   1,355    Frontway Network
            Solutions, Term
            Loan (b) (c) (g)........ NR        NR     12/31/01                     880,720
   5,000    Katun Corp., Term Loan.. NR        B+     06/30/09                   4,984,375
   6,739    Sarcom, Inc., Term
            Loan (b) (c)............ NR        NR     12/31/02                   4,380,562
   1,869    TeleSpectrum Worldwide,
            Inc., Term Loan (a)..... NR        NR     05/31/05                   1,219,255
   6,961    The Relizon Co., Term
            Loan.................... NR        NR     09/30/06 to 12/31/07       6,878,817
   1,098    Vicar Operating, Inc.,
            Term Loan............... B1        B+     09/20/08                   1,103,692
                                                                            --------------
                                                                                35,071,908
                                                                            --------------
            PHARMACEUTICALS  1.0%
   1,840    aaiPharma, Inc., Term
            Loan.................... NR        BB-    03/28/07                   1,838,850
   1,663    Accredo Health, Inc.,
            Term Loan............... Ba2       BB     03/31/09                   1,670,812
   2,375    Alpharma Operating
            Corp., Term Loan........ B1        BB-    10/05/07 to 10/05/08       2,334,412

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            PHARMACEUTICALS (CONTINUED)
 $ 5,486    Caremark Rx, Inc., Term
            Loan.................... Ba2       BB+    03/31/06              $    5,509,111
   6,975    MedPointe, Inc., Term
            Loan.................... B1        B+     09/30/07 to 09/30/08       6,993,584
   8,736    NCS Healthcare, Inc.,
            Revolving Credit
            Agreement (g)........... NR        NR     06/30/02                   8,342,963
                                                                            --------------
                                                                                26,689,732
                                                                            --------------
            PRINTING & PUBLISHING  5.2%
   6,100    21st Century Newspapers,
            Term Loan............... NR        NR     09/15/05                   5,827,655
   2,587    Adams Outdoor
            Advertising LP, Term
            Loan.................... B1        B+     02/08/08                   2,600,473
   8,589    Advanstar
            Communications, Inc.,
            Term Loan............... B2        B      10/11/07                   8,408,211
   7,408    American Media
            Operations, Inc., Term
            Loan.................... Ba3       B+     04/01/06 to 04/01/07       7,468,955
   8,330    American Reprographics
            Co., Term Loan.......... NR        NR     04/10/08                   8,288,101
   4,559    Check Printers, Inc.,
            Term Loan............... NR        NR     06/30/05                   4,524,399
   9,424    CommerceConnect Media,
            Inc., Term Loan......... NR        NR     12/31/07                   9,046,755
   2,441    Daily News, LP, Term
            Loan.................... NR        NR     03/19/08                   2,343,603
   2,940    Haights Cross
            Communications, LLC,
            Term Loan............... B2        B+     12/10/06                   2,793,355
  16,847    Journal Register Co.,
            Term Loan............... Ba1       BB+    09/29/06                  16,741,939
   4,342    Lamar Media Corp., Term
            Loan.................... Ba2       BB-    03/01/06 to 02/01/07       4,284,588
   2,940    Liberty Group Operating,
            Inc., Term Loan......... B1        B      03/31/07                   2,939,851
  15,000    Morris Communications
            Corp., Term Loan........ NR        NR     09/30/09                  15,044,535

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            PRINTING & PUBLISHING (CONTINUED)
 $ 3,750    Network Communications,
            Inc., Term Loan......... NR        NR     06/27/08              $    3,759,375
   6,244    PRIMEDIA, Inc., Term
            Loan.................... NR        B      06/30/09                   4,959,146
  12,093    Readers Digest
            Association, Inc., Term
            Loan.................... Baa3      BB+    05/20/07 to 05/20/08      12,103,660
   6,239    Trader.com, Term Loan... NR        NR     12/31/06 to 12/31/07       6,238,842
  11,857    Vertis, Inc., Term
            Loan.................... B1        B+     12/07/05 to 12/07/08      11,586,434
   3,844    Ziff-Davis Media, Inc.,
            Term Loan............... B3        CCC-   03/31/07                   3,299,224
                                                                            --------------
                                                                               132,259,101
                                                                            --------------
            RESTAURANTS & FOOD SERVICE  0.5%
   1,500    AFC Enterprises, Inc.,
            Term Loan............... Ba2       BB     05/23/09                   1,507,500
   1,845    Carvel Corp., Term
            Loan.................... NR        NR     12/31/06                   1,826,550
   2,859    Papa Ginos, Inc., Term
            Loan.................... NR        NR     08/31/07                   2,837,647
   6,043    S.C. International
            Services, Inc., Term
            Loan.................... Ba1       NR     03/01/07                   5,725,464
                                                                            --------------
                                                                                11,897,161
                                                                            --------------
            RETAIL--OFFICE PRODUCTS  0.1%
   6,335    Identity Group, Inc.,
            Term Loan............... NR        NR     05/11/07                   3,642,625
                                                                            --------------

            RETAIL--OIL & GAS  0.8%
   4,970    Tesoro Petroleum Corp.,
            Term Loan............... Ba3       BB+    12/31/07                   4,892,419
  16,279    The Pantry, Inc., Term
            Loan.................... B1        B+     01/31/06 to 07/31/06      16,023,220
                                                                            --------------
                                                                                20,915,639
                                                                            --------------
            RETAIL--SPECIALTY  0.9%
   1,786    American Blind and
            Wallpaper Factory, Inc.,
            Term Loan............... NR        NR     12/31/05                   1,787,503
   3,242    DRL Acquisition, Inc.,
            Term Loan............... NR        NR     04/30/09                   3,231,744

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            RETAIL--SPECIALTY (CONTINUED)
 $ 6,507    Home Interiors & Gifts,
            Inc., Term Loan......... B3        B      12/31/06              $    6,247,051
   1,897    Josten's, Inc., Term
            Loan.................... B1        BB-    05/31/06                   1,866,999
   9,155    Nebraska Book Co., Inc.,
            Term Loan............... B1        B+     03/31/06                   9,178,384
                                                                            --------------
                                                                                22,311,681
                                                                            --------------
            RETAIL--STORES  2.2%
   1,417    Duane Reade, Inc., Term
            Loan.................... Ba2       BB-    02/15/04 to 02/15/07       1,423,423
   7,244    Murray's Discount Auto
            Stores, Inc., Term
            Loan.................... NR        NR     06/30/03                   5,976,405
   3,087    Payless Cashways, Inc.,
            Term Loan (a) (b) (c)... NR        NR     11/30/02                   2,626,995
   9,514    Pebbles, Inc., Term
            Loan.................... NR        NR     04/30/04                   9,228,586
  37,495    Rite Aid Corp., Term
            Loan.................... B2        BB-    06/27/05                  36,994,934
                                                                            --------------
                                                                                56,250,343
                                                                            --------------
            TECHNOLOGY  0.2%
   4,500    The Titan Corp., Term
            Loan.................... Ba3       BB-    06/30/09                   4,506,750
                                                                            --------------

            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  0.9%
  10,285    Alaska Communications
            Systems Holdings, Inc.,
            Term Loan............... B1        BB     11/14/07 to 05/14/08      10,101,646
   7,624    Broadwing, Inc., Term
            Loan.................... Ba3       BB     11/09/04 to 06/28/07       6,522,362
   1,952    McLeodUSA, Inc., Term
            Loan.................... Caa2      NR     05/30/08                     971,003
  19,277    Orius Holdings, LLC,
            Term Loan............... NR        NR     12/15/06                   3,132,434
  37,500    Teligent, Inc., Term
            Loan (b) (c)............ NR        NR     06/30/06                   1,000,013

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS (CONTINUED)
 $ 7,500    WCI Capital Corp., Term
            Loan (b) (c)............ NR        NR     09/30/07              $      156,248
   2,314    WCI Capital Corp.,
            Revolving Credit
            Agreement (b) (c)....... NR        NR     12/31/02                     289,220
                                                                            --------------
                                                                                22,172,926
                                                                            --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.2%
   4,386    Global Crossing
            Holdings, Ltd., Term
            Loan (b) (c)............ NR        NR     06/30/06                     707,217
  32,353    Pacific Crossing, Ltd.,
            Term Loan (b) (c)....... NR        NR     07/28/06                   3,477,971
                                                                            --------------
                                                                                 4,185,188
                                                                            --------------
            TELECOMMUNICATIONS--PAGING  0.1%
   3,500    Arch Western Resources,
            LLC, Term Loan.......... Ba1       BB+    04/18/08                   3,520,783
                                                                            --------------

            TELECOMMUNICATIONS--WIRELESS  5.2%
   4,654    American Cellular Corp.,
            Term Loan............... B3        CCC-   03/31/08 to 03/31/09       3,144,154
  30,900    BCP SP Ltd., Term
            Loan (b) (g)............ NR        NR     03/31/02 to 03/31/05      12,360,112
   1,863    Centennial Puerto Rico
            Operations Corp., Term
            Loan.................... NR        NR     11/30/07                   1,245,247
   2,500    Chicago 20MHz, Term
            Loan.................... NR        NR     10/31/07                   2,443,075
   7,000    Cricket Communications,
            Inc., Term Loan......... NR        NR     06/30/07                   1,732,500
   7,944    Crown Castle
            International Corp.,
            Term Loan............... Ba3       BB-    03/15/08                   7,357,437
   7,538    Dobson Operating Co.,
            Term Loan............... Ba3       B+     03/31/08                   6,802,912
  27,833    Nextel Finance Co., Term
            Loan (j)................ Ba3       BB-    12/31/07 to 12/31/08      22,671,076
   6,718    Nextel Finance Co.
            (Argentina), Term
            Loan (b) (c)............ NR        NR     12/31/02                     533,477
  12,308    Nextel Partners, Inc.,
            Term Loan............... B1        B-     01/29/08 to 07/29/08      10,277,243

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            TELECOMMUNICATIONS--WIRELESS (CONTINUED)
 $17,668    Rural Cellular Corp.,
            Term Loan............... Ba3       B+     10/03/08 to 04/03/09  $   14,156,766
   5,333    Spectrasite
            Communications, Inc.,
            Term Loan............... B3        CC     12/31/07                   4,578,181
  31,647    Sygnet Wireless, Inc.,
            Term Loan............... NR        NR     12/23/06 to 12/23/07      28,185,684
  16,418    Triton PCS, Inc., Term
            Loan.................... Ba3       BB-    05/04/07                  15,555,581
   4,333    Western Wireless Corp.,
            Term Loan............... B1        B      09/30/08                   2,805,833
                                                                            --------------
                                                                               133,849,278
                                                                            --------------
            TEXTILES & LEATHER  1.0%
   5,614    Galey & Lord, Inc., Term
            Loan (c)................ NR        NR     04/02/05 to 04/01/06       4,360,282
   2,376    Galey & Lord, Inc.,
            Revolving Credit
            Agreement (c)........... NR        NR     03/27/04                   1,845,666
  18,409    Norcross Safety
            Products, LLC, Term
            Loan.................... NR        NR     09/30/04                  18,362,593
                                                                            --------------
                                                                                24,568,541
                                                                            --------------
            TRANSPORTATION--CARGO  1.9%
   1,590    American Commercial
            Lines, LLC, Term Loan... B3        B      06/30/06 to 06/30/07       1,505,136
  16,222    Atlas Freighter Leasing,
            Inc., Term Loan......... NR        NR     04/25/05 to 04/25/06      14,721,562
  18,650    Evergreen International
            Aviation, Inc., Term
            Loan.................... NR        NR     05/07/03                  17,437,687
   4,881    Havco Wood Products,
            Inc., Term Loan (b)..... NR        NR     09/30/06                   2,684,415
     411    Kansas City Southern
            Railway Co., Term Loan.. Ba1       BB+    06/12/08                     412,648
   4,013    OmniTrax Railroads, LLC,
            Term Loan............... NR        NR     05/13/05                   4,002,665

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*        VALUE
            TRANSPORTATION--CARGO (CONTINUED)
 $ 5,000    RailAmerica, Inc., Term
            Loan.................... Ba3       BB     05/23/09              $    5,023,750
   1,920    Roadway Corp., Term
            Loan.................... Baa3      BBB    10/10/06                   1,912,800
                                                                            --------------
                                                                                47,700,663
                                                                            --------------
            TRANSPORTATION--PERSONAL  0.2%
   6,795    Motor Coach Industries,
            Inc., Term Loan......... B2        B      06/16/05                   6,123,585
                                                                            --------------

            TRANSPORTATION--RAIL MANUFACTURING  0.1%
   2,549    Helm, Inc., Term Loan... NR        NR     10/18/06                   2,313,143
   2,828    RailWorks Corp., Term
            Loan (b) (c)............ NR        NR     09/30/06                     919,208
                                                                            --------------
                                                                                 3,232,351
                                                                            --------------
            UTILITIES  0.8%
   3,000    Michigan Electric
            Transmission Co., Term
            Loan.................... Baa2      NR     05/01/07                   3,011,250
   2,735    Pike Electric, Inc.,
            Term Loan............... NR        NR     04/18/10                   2,758,659
   4,667    Southern California
            Edison Co., Term Loan... Ba2       NR     03/01/03 to 03/01/05       4,670,918
     978    TNP Enterprises, Inc.,
            Term Loan............... Ba2       BB+    03/30/06                     978,417
   9,000    Westar Energy, Inc.,
            Term Loan............... NR        NR     06/05/05                   8,915,625
     335    Westar Energy, Inc.,
            Revolving Credit
            Agreement............... NR        NR     06/05/05                     325,788
                                                                            --------------
                                                                                20,660,657
                                                                            --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  90.3%........................   2,310,189,705
                                                                            --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

DESCRIPTION                                                       VALUE
NOTES  1.6%
Alderwoods Group, Inc. ($2,014,400 par, 11.00% to 12.25%
  coupon, maturing 01/02/07 to 01/02/09)....................  $    2,016,650
Genesis Health Ventures, Inc. ($10,209,730 par, 7.0375%
  coupon, maturing 04/02/07) (h)............................      10,209,730
Jazz Casino Co. ($5,397,209 par, 4.61% coupon, maturing
  03/30/08) (h).............................................       4,614,614
PCI Chemicals Canada, Inc. ($2,078,348 par, 10.00% coupon,
  maturing 12/31/08)........................................       1,465,235
Pioneer Companies, Inc. ($692,783 par, 5.5375% coupon,
  maturing 12/31/06) (h)....................................         466,763
Premcor Refining Group, Inc. ($4,000,000 par, 4.59125%
  coupon, maturing 08/23/03) (h)............................       3,990,000
Rowe International, Inc. ($185,317 par, 15.00% coupon,
  maturing 08/31/2000) (a)(g)...............................               0
Satelites Mexicanos ($20,110,000 par, 9.06% coupon, maturing
  06/03/04), 144A Private Placement (f) (h).................      17,621,388
                                                              --------------

TOTAL NOTES.................................................      40,384,380
                                                              --------------

EQUITIES  5.2%
AFC Enterprises, Inc. (402,834 common shares) (e)...........      10,936,943
Alderwoods Group, Inc. (137,138 common shares) (e)..........         965,451
Audio Visual Services Corp. (98,058 common
  shares) (d) (e)...........................................       1,161,007
Best Products Co., Inc. (297,480 common shares) (e).........              60
Breed Technologies, Inc. (1,345,452 common
  shares) (a) (d) (e).......................................               0
Classic Cable, Inc. (Warrants for 760 common
  shares) (c) (d) (e).......................................               0
Dan River, Inc. (192,060 common shares) (e).................         831,620
DecorateToday.com (198,600 common shares) (a) (d) (e).......       1,145,922
DIMAC Holdings, Inc. (6,526 preferred shares) (c) (d) (e)...               0
DIMAC Holdings, Inc. (Warrants for 6,526 common
  shares) (c) (d) (e).......................................               0
Fleer/Marvel Entertainment, Inc. (723,429 preferred
  shares) (d)...............................................       4,883,146
Fleer/Marvel Entertainment, Inc. (891,340 common
  shares) (e)...............................................       4,563,661
Flextek Components, Inc. (Warrants for 993 common
  shares) (c) (d) (e).......................................               0
Genesis Health Ventures, Inc. (1,476,810 common
  shares) (e)...............................................      23,791,409
Genesis Health Ventures, Inc. (16,685 preferred
  shares) (d) (e)...........................................       1,915,938
Imperial Home Decor Group, Inc. (929,571 common
  shares) (a) (d) (e).......................................               0
Imperial Home Decor Realty, Inc. (929,571 common
  shares) (a) (d) (e).......................................               0
Kindred Healthcare, Inc. (978,504 common shares) (a) (e)....      33,063,650
London Fog Industries, Inc. (515,922 common
  shares) (a) (d) (e).......................................       7,006,221
Mediq/PRN Life Support Services, Inc. (22,626 preferred
  shares) (d) (e)...........................................               0
Murray's Discount Auto Stores, Inc. (Warrants for 290 common
  shares) (d) (e)...........................................               0
Payless Cashways, Inc. (1,024,159 common
  shares) (a) (c) (e).......................................           1,024
Pioneer Cos., Inc. (134,400 common shares) (d) (e)..........         241,920

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

DESCRIPTION                                                       VALUE
EQUITIES (CONTINUED)
Rotech Healthcare, Inc. (906,852 common shares) (e).........  $   17,683,614
Rotech Medical Corp. (90,685 common shares) (d) (e).........               0
Rowe International, Inc. (91,173 common
  shares) (a) (d) (e).......................................               0
Rowe International, Inc. (Warrants for 236,677 common
  shares) (a) (d) (e).......................................               0
Safelite Glass Corp. (402,526 common shares) (d) (e)........       3,675,062
Safelite Realty (27,171 common shares) (d) (e)..............               0
Sarcom Enterprise Educational Services (90 common
  shares) (c) (d) (e).......................................               0
Sarcom, Inc. (422,641 common shares) (c) (d) (e)............               0
Stronghaven, Inc. (Warrants for 740,121 common
  shares) (d) (e)...........................................               0
TeleSpectrum Worldwide, Inc. (11,618,775 common
  shares) (a) (d) (e).......................................               0
TeleSpectrum Worldwide, Inc. (8,307 preferred
  shares) (a) (d) (e).......................................               0
Tembec, Inc. (140,409 common shares) (e)....................       1,148,546
Trans World Entertainment Corp. (3,789,962 common
  shares) (a)(e)............................................      21,413,285
United Fixtures Holdings, Inc. (196,020 common
  shares) (a) (d) (e).......................................               0
United Fixtures Holdings, Inc. (53,810 preferred
  shares) (a) (d) (e).......................................         517,114
West American Rubber Co., LLC (5.04% ownership
  interest) (d) (e).........................................               0
                                                              --------------

TOTAL EQUITIES  5.2%........................................     134,945,593
                                                              --------------

TOTAL LONG-TERM INVESTMENTS  97.1%
  (Cost $2,919,823,627).....................................   2,485,519,678
                                                              --------------

SHORT TERM INVESTMENTS  2.7%
REPURCHASE AGREEMENT  2.0%
State Street Bank & Trust Corp. ($51,000,000 par
  collateralized by U.S. Government Obligations, 1.76%
  coupon, dated 07/31/02 to be sold on 08/01/02 at
  $51,002,493) (j)..........................................      51,000,000
                                                              --------------

TIME DEPOSIT  0.7%
State Street Bank & Trust Corp. ($16,707,196 par, 1.25%
  coupon, dated 07/31/02, to be sold on 08/01/02 at
  $16,707,776) (j)..........................................      16,707,196
                                                              --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $67,707,196)........................................      67,707,196
                                                              --------------

TOTAL INVESTMENTS  99.8%
  (Cost $2,987,530,823).....................................   2,553,226,874

OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%.................       5,463,523
                                                              --------------

NET ASSETS  100.0%..........................................  $2,558,690,397
                                                              ==============

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

July 31, 2002

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by
  Standard & Poor's Group are considered to be below investment grade. (Bank loan ratings are unaudited.)

(1) Industry percentages are calculated as a percentage of net assets.

(a) Affiliated company. See Notes to Financial Statements.

(b) This Senior Loan interest is non-income producing.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Restricted security.

(e) Non-income producing security as this stock currently does not declare dividends.

(f) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(g) This borrower is in the process of restructuring or amending the terms of this loan.

(h) Variable rate security. Interest rate shown is that in effect at July 31, 2002.

(i) Fixed rate security.

(j) A portion of this security is segregated in connection with unfunded loan commitments.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
July 31, 2002

ASSETS:
Total Investments (Cost $2,987,530,823).....................  $2,553,226,874
Receivables:
  Investments Sold..........................................      41,009,274
  Interest and Fees.........................................      10,896,148
  Fund Shares Sold..........................................         136,514
Other.......................................................         121,348
                                                              --------------
    Total Assets............................................   2,605,390,158
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      38,896,560
  Investment Advisory Fee...................................       2,181,717
  Income Distributions......................................       1,876,986
  Distributor and Affiliates................................         676,671
  Administrative Fee........................................         574,136
  Fund Shares Repurchased...................................          43,962
  Custodian Bank............................................           3,806
Accrued Expenses............................................       1,777,237
Trustees' Deferred Compensation and Retirement Plans........         668,686
                                                              --------------
    Total Liabilities.......................................      46,699,761
                                                              --------------
NET ASSETS..................................................  $2,558,690,397
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($2,558,690,397 divided by
  316,136,296 shares outstanding)...........................  $         8.09
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 316,136,296 shares issued and
  outstanding)..............................................  $    3,161,363
Paid in Surplus.............................................   3,699,431,796
Accumulated Undistributed Net Investment Income.............       3,552,247
Net Unrealized Depreciation.................................    (434,303,949)
Accumulated Net Realized Loss...............................    (713,151,060)
                                                              --------------
NET ASSETS..................................................  $2,558,690,397
                                                              ==============

See Notes to Financial Statements

Statement of Operations
For the Year Ended July 31, 2002

INVESTMENT INCOME:
Interest....................................................  $ 201,214,426
Dividends...................................................        503,769
Other.......................................................      7,329,501
                                                              -------------
    Total Income............................................    209,047,696
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................     31,669,898
Administrative Fee..........................................      8,334,410
Shareholder Services........................................      3,328,808
Custody.....................................................        737,296
Legal.......................................................        375,100
Trustees' Fees and Related Expenses.........................        146,658
Other.......................................................      2,976,610
                                                              -------------
    Total Expenses..........................................     47,568,780
    Less Credits Earned on Cash Balances....................        199,325
                                                              -------------
    Net Expenses............................................     47,369,455
                                                              -------------
NET INVESTMENT INCOME.......................................  $ 161,678,241
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(178,082,248)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (399,371,652)
  End of the Period.........................................   (434,303,949)
                                                              -------------
Net Unrealized Depreciation During the Period...............    (34,932,297)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(213,014,545)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (51,336,304)
                                                              =============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets

                                                        YEAR ENDED        YEAR ENDED
                                                       JULY 31, 2002     JULY 31, 2001
                                                      ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................  $   161,678,241   $   387,374,676
Net Realized Loss...................................     (178,082,248)     (442,678,090)
Net Unrealized Depreciation During the Period.......      (34,932,297)      (76,004,880)
                                                      ---------------   ---------------
Change in Net Assets from Operations................      (51,336,304)     (131,308,294)

Distributions from Net Investment Income............     (151,858,532)     (410,850,314)
                                                      ---------------   ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................     (203,194,836)     (542,158,608)
                                                      ---------------   ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................       28,378,816       114,299,449
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................       73,318,476       205,505,843
Cost of Shares Repurchased..........................   (1,329,486,630)   (2,245,937,408)
                                                      ---------------   ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..   (1,227,789,338)   (1,926,132,116)
                                                      ---------------   ---------------
TOTAL DECREASE IN NET ASSETS........................   (1,430,984,174)   (2,468,290,724)
NET ASSETS:
Beginning of the Period.............................    3,989,674,571     6,457,965,295
                                                      ---------------   ---------------
End of the Period (Including accumulated
  undistributed net investment income of $3,552,247
  and ($6,916,019), respectively)...................  $ 2,558,690,397   $ 3,989,674,571
                                                      ===============   ===============

See Notes to Financial Statements

Statement of Cash Flows
For the Year Ended July 31, 2002

CHANGE IN NET ASSETS FROM OPERATIONS........................  $   (51,336,304)
                                                              ---------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Decrease in Investments at Value..........................    1,392,042,599
  Decrease in Interest and Fees Receivables.................       11,376,786
  Increase in Receivable for Investments Sold...............       (1,332,471)
  Decrease in Dividends Receivable..........................          104,314
  Increase in Other Assets..................................          (23,215)
  Decrease in Investment Advisory Fee Payable...............       (1,204,026)
  Decrease in Administrative Fee Payable....................         (319,226)
  Decrease in Distributor and Affiliates Payable............         (515,147)
  Increase in Payable for Investments Purchased.............       29,467,247
  Decrease in Accrued Expenses..............................          (45,440)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................           52,075
                                                              ---------------
    Total Adjustments.......................................    1,429,603,496
                                                              ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    1,378,267,192
                                                              ===============
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................       28,607,069
Change in Intra-day Credit Line with Custodian Bank.........            3,806
Payments on Shares Repurchased..............................   (1,329,717,710)
Cash Dividends Paid.........................................      (80,648,155)
                                                              ---------------
    Net Cash Used for Financing Activities..................   (1,381,754,990)
                                                              ---------------
NET DECREASE IN CASH........................................       (3,487,798)
Cash at Beginning of the Period.............................        3,487,798
                                                              ---------------
Cash at the End of the Period...............................  $           -0-
                                                              ===============

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    YEAR ENDED JULY 31,
                                    ----------------------------------------------------
                                    2002 (c)   2001 (c)     2000       1999       1998
                                    ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $   8.61   $   9.50   $   9.85   $   9.98   $   9.96
                                    --------   --------   --------   --------   --------
  Net Investment Income...........       .41        .66        .68        .64        .68
  Net Realized and Unrealized
    Gain/Loss.....................      (.55)      (.86)      (.36)      (.13)       .01
                                    --------   --------   --------   --------   --------
Total from Investment
  Operations......................      (.14)      (.20)       .32        .51        .69
Less Distributions from Net
  Investment Income...............       .38        .69        .67        .64        .67
                                    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $   8.09   $   8.61   $   9.50   $   9.85   $   9.98
                                    ========   ========   ========   ========   ========

Total Return (a)..................    -1.61%     -2.11%      3.15%      5.23%      7.22%
Net Assets at End of the Period
  (In millions)...................  $2,558.7   $3,989.7   $6,458.0   $8,136.4   $7,312.9
Ratio of Expenses to Average Net
  Assets..........................     1.43%      1.43%      1.34%      1.35%      1.41%
Ratio of Net Investment Income to
  Average Net Assets..............     4.85%      7.34%      6.97%      6.48%      6.81%
Portfolio Turnover (b)............       36%        42%        36%        44%        73%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of 3% imposed on most shares accepted by the Trust for repurchase within the first year and declining to 0% after the fifth year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Prime Rate Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust invests primarily in adjustable rate Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Trust commenced investment operations on October 4, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Investment Advisory Corp. (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note or other fixed-income security.

    Other income is comprised primarily of amendment fees. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $481,334,290, which will expire between July 31, 2004 and July 31, 2010.

    At July 31, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $3,077,516,686
                                                              ==============
Gross tax unrealized appreciation...........................      23,598,484
Gross tax unrealized depreciation...........................    (547,888,295)
                                                              --------------
Net tax unrealized depreciation on investments..............  $ (524,289,811)
                                                              ==============

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during 2002 and 2001 was as follows:

                                                              2002            2001
Distributions paid from:
  Ordinary income.......................................  $151,858,532    $410,850,314
  Long-term capital gain................................           -0-             -0-
                                                          ------------    ------------
                                                          $151,858,532    $410,850,314

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between financial and tax basis reporting for the 2002 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent differences relating to expenses which are not deductible for tax purposes totaling $63,540 were reclassified from accumulated undistributed net investment income to capital. Also, permanent differences relating to miscellaneous adjustments totaling $585,017 were reclassified from accumulated net realized loss to accumulated undistributed net investment income.

    As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,700,887

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions, post October losses which may not be recognized for tax purposes until the first day of the following fiscal year, and losses that were recognized for book purposes but not for tax purposes at the end of the fiscal year.

F. CREDITS EARNED ON CASH BALANCES During the year ended July 31, 2002, the Trust's custody fee was reduced by $199,325 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $4.0 billion..........................................       .950%
Next $3.5 billion...........................................       .900%
Next $2.5 billion...........................................       .875%
Over $10 billion............................................       .850%

    In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc., the Trust's Administrator, at an annual rate of .25% of the average daily net assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the year ended July 31, 2002, the Trust recognized expenses of approximately $504,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the year ended July 31, 2002, the Trust recognized expenses of approximately $63,400 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing legal services to the Trust, which are reported as "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Trust. For the year ended July 31, 2002, the Trust recognized expenses of approximately $2,633,200 representing shareholder servicing fees paid to VKIS. Shareholder servicing fees are determined through negotiations with the Trust's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a trust holds 5% or more of the outstanding voting securities.

                                                                  INTEREST/
                                         PAR/        REALIZED     DIVIDEND       VALUE
NAME                                    SHARES*     GAIN/(LOSS)    INCOME       7/31/02        COST
Breed Technologies, Inc.--Common
 Shares..............................   1,345,452   $        0    $       0   $         0   $ 7,628,713
Breed Technologies, Inc.-- Term
 Loan................................ $ 7,233,449            0    1,259,989     6,835,609     7,233,449
Decorate Today.com--Common Shares....     198,600            0            0     1,145,922     3,505,909
Imperial Home Decor Group, Inc.--
 Common Shares.......................     929,571            0            0             0       948,162
Imperial Home Decor Realty, Inc.--
 Common Shares.......................     929,571            0            0             0             0
Imperial Home Decor Group, Inc.--
 Term Loan........................... $ 2,582,142            0      192,506     2,414,303     2,582,142
Kindred Healthcare, Inc.--Common
 Shares..............................     978,504    1,266,176            0    33,063,650    28,370,868
Kindred Healthcare Inc.--Term Loan... $29,079,659    1,388,349    1,348,896    29,057,849    23,082,938
London Fog Industries, Inc.--Common
 Shares..............................     515,922            0            0     7,006,221    33,576,536
Payless Cashways, Inc.--Common
 Shares..............................   1,024,159            0            0         1,024     3,450,332
Payless Cashways, Inc.--Term Loan.... $ 3,087,175      (83,370)     810,090     2,626,995     3,104,395
Rowe International, Inc.--Common
 Shares..............................      91,173            0            0             0     3,013,602
Rowe International Inc.--Term Loan... $ 5,528,549            0      581,375             0     5,790,009
Rowe International, Inc.--
 Subordinated Loan................... $   185,317            0       27,798             0       185,317
TeleSpectrum Worldwide, Inc.--Common
 & Preferred Shares..................  11,627,082            0            0             0             0
TeleSpectrum Worldwide, Inc.--Term
 Loan................................ $ 1,869,163            0       42,058     1,219,255     1,108,323
Trans World Entertainment Corp.--
 Common Shares.......................   3,789,962            0            0    21,413,285    69,448,017
United Fixtures Holdings, Inc.--
 Common & Preferred Shares...........     249,830            0            0       517,114       535,486
United Fixtures Holdings, Inc.--Term
 Loan................................ $ 3,395,671            0      195,299     3,395,671     3,395,671

*  Shares were acquired through the restructuring of senior loan interests.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

3. CAPITAL TRANSACTIONS

At July 31, 2002 and July 31, 2001, paid in surplus aggregated $3,699,431,796 and $4,925,811,365, respectively. Transactions in common shares were as follows:

                                                           YEAR ENDED       YEAR ENDED
                                                          JULY 31, 2002    JULY 31, 2001
Beginning Shares........................................   463,467,203      679,708,950
                                                          ------------     ------------
Shares Sold.............................................     3,382,131       12,628,225
Shares Issued Through Dividend Reinvestment.............     8,743,854       22,846,179
Shares Repurchased......................................  (159,456,892)    (251,716,151)
                                                          ------------     ------------
Net Change in Shares Outstanding........................  (147,330,907)    (216,241,747)
                                                          ------------     ------------
Ending Shares...........................................   316,136,296      463,467,203
                                                          ============     ============

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,103,700,011 and $2,216,033,589, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its then outstanding common shares at the net asset value of the shares on the expiration date of the tender offer. For the year ended July 31, 2002, 159,456,892 shares were tendered and repurchased by the Trust.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than five years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

which is required to be imposed will be made in accordance with the following schedule.

                                                                WITHDRAWAL
                     YEAR OF REDEMPTION                           CHARGE
First.......................................................      3.0%
Second......................................................      2.5%
Third.......................................................      2.0%
Fourth......................................................      1.5%
Fifth.......................................................      1.0%
Sixth and following.........................................      0.0%

    For the year ended July 31, 2002, Van Kampen received early withdrawal charges of approximately $7,154,300 in connection with tendered shares of the Trust.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Senior Loan agreements, the Trust had unfunded loan commitments of approximately $82,365,800 as of July 31, 2002. The Trust intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans as a reserve.

    The Trust, along with the Van Kampen Senior Floating Rate Fund, has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000, which will terminate on November 8, 2002. The proceeds of any borrowing by the Trust under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual commitment fees of .11% are charged on the unused portion of the credit line. For the year ended July 31, 2002, the Trust recognized commitment fee expenses of approximately $598,500. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .50%. There have been no borrowings under this agreement to date.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

NOTES TO
FINANCIAL STATEMENTS

July 31, 2002

    At July 31, 2002, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT       VALUE
SELLING PARTICIPANT                                             (000)       (000)
Goldman Sachs...............................................   $11,661     $ 8,221
JPMorgan Chase Bank.........................................     8,339       8,110
Deutsche Bank Trust Company.................................     2,675       2,632
                                                               -------     -------
Total.......................................................   $22,675     $18,963
                                                               =======     =======

9. LITIGATION

On September 28, 2001 and October 11, 2001, separate complaints were filed in the United States District Court for the Northern District of Illinois each by a shareholder of the Trust against the Trust, the Adviser, Van Kampen Funds Inc. and certain directors and officers of the Trust. The respective complaints, framed as class actions, allege misstatements and omissions in the Trust's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was certified on or about August 26, 2002. The consolidated action is entitled Abrams et al. v. Van Kampen Funds, Inc., et al., No. 01 C 7538 (N.D. Ill., Hart J.).

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Prime Rate Income Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Prime Rate Income Trust (the "Trust"), including the portfolio of investments, as of July 31, 2002, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to July 31, 2000 were audited by other auditors whose report, dated September 14, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the Trust's custodian, brokers, and selling or agent banks; where replies were not received, we performed alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Prime Rate Income Trust as of July 31, 2002, the results of its operations, cash flows, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
September 6, 2002

                                                VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN PRIME RATE INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and officers of the Trust and their principal occupations for the last five years, other directorships held by the trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." For purposes hereof, the term "Fund Complex" includes each of the investment companies advised by the Advisers. Trustees serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
David C. Arch (57)         Trustee      Trustee     Mr. Arch is Chairman and Chief Executive            37
Blistex Inc.                            since 1988  Officer of Blistex Inc., a consumer health
1800 Swift Drive                                    care products manufacturer, and former
Oak Brook, IL 60523                                 Director of the World Presidents
                                                    Organization-Chicago Chapter. Mr. Arch is also
                                                    a Trustee or Managing General Partner of other
                                                    investment companies advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE     HELD BY TRUSTEE
David C. Arch (57)         Mr. Arch is a member of
Blistex Inc.               the Board of Directors of
1800 Swift Drive           the Heartland Alliance, a
Oak Brook, IL 60523        non-profit organization
                           serving human needs based
                           in Chicago.

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
Rod Dammeyer (61)          Trustee      Trustee     Mr. Dammeyer is President of CAC, llc., a           37
CAC, llc.                               since 1988  private company offering capital investment
676 North Michigan Avenue                           and management advisory services. Mr. Dammeyer
Suite 2800                                          is also a Trustee or Managing General Partner
Chicago, IL 60611                                   of other investment companies advised by the
                                                    Advisers. Prior to February 2001, Mr. Dammeyer
                                                    was Vice Chairman and Director of Anixter
                                                    International, Inc. and IMC Global Inc. Prior
                                                    to July 2000, Mr. Dammeyer was a Managing
                                                    Partner of Equity Group Corporate Investment
                                                    (EGI), a company that makes private
                                                    investments in other companies. Prior to 1997,
                                                    Mr. Dammeyer was President, Chief Executive
                                                    Officer and a Director of Great American
                                                    Management & Investment, Inc., a diversified
                                                    manufacturing company.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE     HELD BY TRUSTEE
Rod Dammeyer (61)          Mr. Dammeyer is a member
CAC, llc.                  of the Board of Directors
676 North Michigan Avenue  of TeleTech Holdings
Suite 2800                 Inc., Stericycle, Inc.,
Chicago, IL 60611          GATX Corporation,
                           Therasence, Inc. and
                           Peregrine Systems Inc.
                           and a member of the Board
                           of Trustees of the
                           University of Chicago
                           Hospitals and Health
                           Systems. Prior to July
                           2000, Mr. Dammeyer was a
                           member of the Board of
                           Directors of Allied Riser
                           Communications Corp.,
                           Matria Healthcare Inc.,
                           Transmedia Networks,
                           Inc., CNA Surety, Corp.
                           and Grupo Azcarero Mexico
                           (GAM). Prior to April
                           1999, Mr. Dammeyer was a
                           Director of Metal
                           Management, Inc. Prior to
                           1998, Mr. Dammeyer was a
                           Director of Lukens, Inc.,
                           Capsure Holdings Corp.,
                           Revco D.S., Inc., the
                           Chase Manhattan
                           Corporation National
                           Advisory Board and Sealy,
                           Inc. Prior to 1997, Mr.
                           Dammeyer was a Director
                           of Flacon Building
                           Products, Inc.

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
Howard J Kerr (66)         Trustee      Trustee     Mr. Kerr is a Trustee or Managing General           37
736 North Western Avenue                since 1992  Partner of other investment companies advised
P.O. Box 317                                        by the Advisers. Prior to 1998, Mr. Kerr was
Lake Forest, IL 60045                               the President and Chief Executive Officer of
                                                    Pocklington Corporation, Inc., an Investment
                                                    holding company.
Theodore A. Myers (72)     Trustee      Trustee     Mr. Myers is a financial consultant. Mr. Myers      37
550 Washington Avenue                   since 1988  is also a Trustee or Managing General Partner
Glencoe, IL 60022                                   of other investment companies advised by the
                                                    Advisers. Prior to 1998, Mr. Myers was a
                                                    Senior Financial Advisor (and, prior to 1997,
                                                    an Executive Vice President, Chief Financial
                                                    Officer and Director) of Qualitech Steel
                                                    Corporation, a producer of high quality
                                                    engineered steels for automotive,
                                                    transportation and capital goods industries.
                                                    Prior to 1997, Mr. Myers was a member of the
                                                    Arthur Andersen Chief Financial Officers'
                                                    Committee.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE     HELD BY TRUSTEE
Howard J Kerr (66)         Mr. Kerr is a Director of
736 North Western Avenue   Canbra Foods, Ltd., a
P.O. Box 317               Canadian oilseed
Lake Forest, IL 60045      crushing, refining,
                           processing and packaging.
                           operation, and the Marrow
                           Foundation.
Theodore A. Myers (72)     Mr. Myers is a Director
550 Washington Avenue      of Met Life Investors
Glencoe, IL 60022          (formerly known as COVA
                           Financial Life
                           Insurance). Prior to
                           1997, Mr. Myers was a
                           Director of McLouth
                           Steel.

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INDEPENDENT TRUSTEE        TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
Hugo F. Sonnenschein (61)  Trustee      Trustee     Mr. Sonnenschein is President Emeritus and          37
1126 E. 59th Street                     since 1994  Honorary Trustee of the University of Chicago
Chicago, IL 60637                                   and the Hutchinson Distinguished Service
                                                    Professor in the Department of Economics at
                                                    the University of Chicago. Prior to July 2000,
                                                    Mr. Sonnenschein was President of the
                                                    University of Chicago. Mr. Sonnenschein is a
                                                    member of the Board of Trustees of the
                                                    University of Rochester and a member of its
                                                    investment committee. Mr. Sonnenschein is a
                                                    member of the National Academy of Sciences,
                                                    the American Philosophical Society, and a
                                                    fellow of the American Academy of Arts and
                                                    Sciences. Mr. Sonnenschein is also a Trustee
                                                    or Managing General Partner of other
                                                    investment companies advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE     HELD BY TRUSTEE
Hugo F. Sonnenschein (61)
1126 E. 59th Street
Chicago, IL 60637

INTERESTED TRUSTEES*:

                                                                                                    NUMBER OF
                                         TERM OF                                                     FUNDS IN
                                        OFFICE AND                                                     FUND
                           POSITION(S)  LENGTH OF                                                    COMPLEX
NAME, AGE AND ADDRESS       HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                          OVERSEEN
OF INTERESTED TRUSTEE         TRUST       SERVED    DURING PAST 5 YEARS                             BY TRUSTEE
Richard F. Powers, III*    Chairman     Trustee     Mr. Powers is Chairman, Director, President,        98
(56)                                    since 1999  Chief Executive Officer and Managing Director
1 Parkview Plaza                                    of Van Kampen; Chairman, Director, Chief
Oakbrook Terrace, IL                                Executive Officer and Managing Director of the
60181                                               Advisers, Distributor, Van Kampen Advisors
                                                    Inc. and Van Kampen Management Inc.; Director
                                                    of other subsidiaries of Van Kampen; and Chief
                                                    Sales and Marketing Officer of Morgan Stanley
                                                    Asset Management Inc. Mr. Powers is also
                                                    Chairman of the Board, Trustee/Director and
                                                    President of funds in the Fund Complex. Prior
                                                    to May 1998, Mr. Powers was Executive Vice
                                                    President; and Director of Marketing of Morgan
                                                    Stanley and Director of Dean Witter Discover &
                                                    Co. and Dean Witter Realty. Prior to 1996, Mr.
                                                    Powers was Director of Dean Witter Reynolds
                                                    Inc.
Wayne W. Whalen* (63)      Trustee      Trustee     Mr. Whalen is a Partner in the law firm of          98
333 West Wacker Drive                   since 1988  Skadden, Arps, Slate, Meagher & Flom
Chicago, IL 60606                                   (Illinois), legal counsel to certain funds
                                                    advised by the Advisers. Mr. Whalen is a
                                                    Trustee, Director or Managing General Partner
                                                    of other funds advised by the Advisers.


NAME, AGE AND ADDRESS      OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE      HELD BY TRUSTEE
Richard F. Powers, III*
(56)
1 Parkview Plaza
Oakbrook Terrace, IL
60181
Wayne W. Whalen* (63)
333 West Wacker Drive
Chicago, IL 60606

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person to certain of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Mr. Powers is an interested person of such funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (61)          Vice President      Officer     Managing Director and Chief Investment Officer of Van Kampen
2800 Post Oak Blvd.                               since 1998  Investments, and Managing Director and President of the
45th Floor                                                    Advisers and Van Kampen Advisors Inc. Executive Vice
Houston, TX 77056                                             President and Chief Investment Officer of funds in the Fund
                                                              Complex. Prior to December 2000, Executive Vice President
                                                              and Chief Investment Officer of Van Kampen Investments, and
                                                              President and Chief Operating Officer of the Advisers. Prior
                                                              to April 2000, Executive Vice President and Chief Investment
                                                              Officer for Equity Investments of the Advisers. Prior to
                                                              October 1998, Vice President and Senior Portfolio Manager
                                                              with AIM Capital Management, Inc. Prior to February 1998,
                                                              Senior Vice President and Portfolio Manager of Van Kampen
                                                              American Capital Asset Management, Inc., Van Kampen American
                                                              Capital Investment Advisory Corp. and Van Kampen American
                                                              Capital Management, Inc.
Joseph J. McAlinden (59)      Chief Investment    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   Officer             since 2002  Stanley Investment Advisors Inc. and Director of Morgan
New York, NY 10020                                            Stanley Trust for 5 years.

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
A. Thomas Smith III (45)      Vice President and  Officer     Managing Director and Director of Van Kampen Investments,
1221 Avenue of Americas       Secretary           since 1999  Director of the Advisers, Van Kampen Advisors Inc., the
New York, NY 10020                                            Distributor, Investor Services and certain other
                                                              subsidiaries of Van Kampen Investments. Managing Director
                                                              and General Counsel-Mutual Funds of Morgan Stanley
                                                              Investment Advisors, Inc. Vice President or Principal Legal
                                                              Officer and Secretary of funds in the Fund Complex. Prior to
                                                              July 2001, Managing Director, General Counsel, Secretary and
                                                              Director of Van Kampen Investments, the Advisers, the
                                                              Distributor, Investor Services, and certain other
                                                              subsidiaries of Van Kampen Investments. Prior to December
                                                              2000, Executive Vice President, General Counsel, Secretary
                                                              and Director of Van Kampen Investments, the Advisers, Van
                                                              Kampen Advisors Inc., the Distributor, Investor Services and
                                                              certain other subsidiaries of Van Kampen Investments. Prior to January 1999, Vice President and Associate General
                                                              Counsel to New York Life Insurance Company ("New York
                                                              Life"), and prior to March 1997, Associate General Counsel of New York Life. Prior to December 1993, Assistant General
                                                              Counsel of The Dreyfus Corporation. Prior to August 1991,
                                                              Senior Associate, Willkie Farr & Gallagher. Prior to January
                                                              1989, Staff Attorney at the Securities and Exchange
                                                              Commission, Division of Investment Management, Office of
                                                              Chief Counsel.
John R. Reynoldson (49)       Vice President      Officer     Executive Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                  since 2000  Inc. Vice President of funds in the Fund Complex. Prior to
Oakbrook Terrace, IL 60181                                    July 2001, Principal and Co- head of the Fixed Income
                                                              Department of the Advisers and Van Kampen Advisors Inc.
                                                              Prior to December 2000, Senior Vice President of the
                                                              Advisers and Van Kampen Advisors Inc. Prior to May 2000, he
                                                              managed the investment grade taxable group for the Advisers since July 1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr.
                                                              Reynoldson has been with Asset Management since April 1987.
John L. Sullivan (47)         Vice President,     Officer     Executive Director of Van Kampen Investments, the Advisers
1 Parkview Plaza              Chief Financial     since 1996  and Van Kampen Advisors Inc. Vice President, Chief Financial
Oakbrook Terrace, IL 60181    Officer and                     Officer and Treasurer of funds in the Fund Complex. Head of
                              Treasurer                       Fund Accounting for Morgan Stanley Investment Management.

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
John H. Zimmermann, III (44)  Vice President      Officer     Managing Director and Director of Van Kampen Investments,
Harborside Financial Center                       since 2000  and Managing Director, President and Director of the
Plaza 2 - 7th Floor                                           Distributor. Vice President of funds in the Fund Complex.
Jersey City, NJ 07311                                         Prior to December 2000, President of Van Kampen Insurance
                                                              Agency of Illinois Inc., and Senior Vice President and
                                                              Director of Van Kampen Investments. From November 1992 to
                                                              December 1997, Mr. Zimmermann was Senior Vice President of
                                                              the Distributor.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Trust trustees and is available, without charge, upon request by calling (800) 847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
59                                                             Member NASD/SIPC.
PRIT ANR 9/02                                                    7492I02-AP-9/02